UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio	July 30, 2001


Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $82,893


List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion    Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs  Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------  -----  ------ ------
AES Corp.                      Common   00130h105   704       16360    x                       3330          13030
AOL Time Warner                Common   00184A105   908       17125    x                       3520          13605
Amer. Home Products            Common   026609107   316        5380    x                        640           4740
American Express               Common   025816109   669       17230    x                       3670          13560
Anadarko Petroleum             Common   032511107  2327       43160    x                      17900          25260
BP Amoco PLC Sponsored ADR     Common   110889409   273        5479    x                                      5479
Bank of America                Common   060505104  3685       61390    x                      22500          38890
Baxter International           Common   071813109  3938       77980    x                      28370          49610
Bristol Myers                  Common   110122108  2698       51593    x                      18510          33083
Cisco Systems                  Common   17275r102   584       32070    x                       6820          25250
Coach                          Common   189754104   427       11221    x                       6333           4888
Duke Energy                    Common   264399106  2806       71930    x                      27840          44090
EMC Corporation                Common   268648102   676       23095    x                       4700          18395
Electronic Data Systems        Common   285661104  3356       53700    x                      20390          33310
Eli Lilly                      Common   532457108   239        3225    x                       1530           1695
Exxon-Mobil                    Common   30231G102  3398       38899    x                      14410          24489
Fifth Third Bancorp            Common   316773100   204        3391    x                                      3391
General Electric               Common   369604103   414        8500    x                       1500           7000
GlaxoSmithKline                Common   37733w105  3316       58997    x                      21228          37769
Goodrich Corp.                 Common   382388106  3321       87430    x                      31360          56070
Herman Miller                  Common   600544100  2968      122630    x                      44100          78530
Intel Corp.                    Common   458140100  1229       42020    x                      13740          28280
Johnson & Johnson              Common   478160104   315        6300    x                                      6300
Jones Apparel                  Common   480074103  3939       91190    x                      34430          56760
KLA-Tencor                     Common   482480100  3751       64150    x                      26540          37610
Kroger                         Common   501044101  3448      137915    x                      51550          86365
Lehman Brothers                Common   524908100  3839       49700    x                      18330          31370
Marsh & McLennan               Common   571748102   205        2030    x                        400           1630
Mellon Financial               Common   58551A108  3252       72580    x                      26390          46190
Nokia Corp.                    Common   654902204   639       28800    x                       5860          22940
PPL Corp.                      Common   69351T106  2986       54290    x                      23010          31280
Pepsico                        Common   713448108   854       19330    x                       4100          15230
Pfizer                         Common   717081103   775       19345    x                       4140          15205
Procter & Gamble               Common   742718109   230        3610    x                        500           3110
Sara Lee Corp                  Common   803111103  2109      111339    x                      41269          70070
Schlumberger Ltd.              Common   806857108   605       11500    x                       3600           7900
Sun Microsystems               Common   866810104  2753      175120    x                      65400         109720
Symantec                       Common   871503108  2719       62240    x                      23110          39130
U.S. Bancorp                   Common   902973304  2632      115511    x                      46880          68631
USX Marathon Group             Common   902905827  2421       82050    x                      33200          48850
Univision Communications       Common   914906102   664       15520    x                       7140           8380
Verizon Communications         Common   92343v104  2809       52500    x                      16500          36000
Washington Mutual              Common   939322103  3493       93010    x                      35590          57420